Revenue Recognition for Long-Term Contracts (Tables)	12 Months Ended
Mar. 31, 2011
Revenue Recognition for Long-Term Contracts
Schedule of Notes and Accounts Receivable

(¥ in millions)
	2011			2010
At March 31:	Less than 1 year	1-2 years	Over 2 years	Less than 1 year	1-2 years	Over 2 years
Notes receivable	¥241	¥—	¥—	¥176	¥—	¥—
Accounts receivable	12,553	789	—	7,945	236	—

	¥12,794	¥789	¥—	¥8,121	¥236	¥—